Financial Instruments by Category	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments by Category	Financial Instruments by Category
(1) Financial instruments by category as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
Financial assets	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives used for hedging	Total
Cash and cash equivalents	₩ 3,716,680	₩ —	₩ —	₩ —	₩ 3,716,680
Trade and other receivables	7,573,409	—	114,774	—	7,688,183
Other financial assets	962,653	1,029,926	1,665,368	445,471	4,103,418

(In millions of Korean won)	December 31, 2024
Financial liabilities	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Derivatives used for hedging	Others	Total
Trade and other payables[1]	₩ 7,214,174	₩ —	₩ —	₩ —	₩ 7,214,174
Borrowings	10,520,690	—	—	—	10,520,690
Other financial liabilities	942,135	132,011	3	—	1,074,149
Lease liabilities	—	—	—	1,059,453	1,059,453
1Amounts related to employee benefit plans are excluded in Trade and other payables.

(In millions of Korean won)	December 31, 2025
Financial assets	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives used for hedging	Total
Cash and cash equivalents	₩ 3,506,971	₩ —	₩ —	₩ —	₩ 3,506,971
Trade and other receivables	7,806,644	—	107,644	—	7,914,288
Other financial assets	1,476,527	774,557	2,423,277	315,537	4,989,898

(In millions of Korean won)	December 31, 2025
Financial liabilities	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Derivatives used for hedging	Others	Total
Trade and other payables[1]	₩ 6,693,177	₩ —	₩ —	₩ —	₩ 6,693,177
Borrowings	10,785,572	—	—	—	10,785,572
Other financial liabilities	999,020	105,810	13,862	—	1,118,692
Lease liabilities	—	—	—	1,423,206	1,423,206
1Amounts related to employee benefit plans are excluded in Trade and other payables.
(2) Gains or losses arising from financial instruments by category for the years ended December 31, 2023, 2024, 2025, are as follows:

(in millions of Korean won)	2023	2024	2025
Financial assets at amortized cost
Interest income[1]	₩ 360,134	₩ 379,371	₩ 359,445
Gain on foreign currency transactions[4]	22,782	27,748	16,073
Gain on foreign currency translation	5,741	9,534	21,867
Loss on disposal	(3,409)	(2)	(3,196)
Loss on valuation	(172,966)	(184,942)	(140,636)
Financial assets at fair value through profit or loss
Interest income[1]	13,480	10,281	4,126
Dividend income[5]	6,918	8,411	9,569
Loss on valuation[6]	(31,965)	(66,133)	(94,089)
Gain (loss) on disposal	14,237	13,811	(1,107)
Gain on foreign currency transactions[4]	—	2,469	—
Gain (loss) on foreign currency translation	3,396	29,029	(7,354)
Financial assets at fair value through other comprehensive income
Interest income[1]	18,966	19,888	17,295
Dividend income[5]	52,813	62,220	66,328
Loss on disposal	(11,193)	(8,277)	(10,476)
Other comprehensive Income (loss) for the year[2]	121,805	(7,602)	457,093
Derivatives used for hedging
Gain (loss) on transactions	10,192	38,620	(63,006)
Gain (loss) on valuation[7]	34,092	361,844	(10,676)
Other comprehensive income for the year[2]	7,772	273,673	41,009
Reclassified to profit or loss from other comprehensive loss for the year[2,3]	(29,178)	(276,568)	15,948
Financial liabilities at amortized cost
Interest expense[1]	(358,486)	(387,535)	(394,901)
Gain (loss) on valuation[8]	3,411	(5,866)	(18,221)
Gain (loss) on foreign currency transactions[4]	(24,054)	(41,959)	60,073
Loss on foreign currency translation	(93,004)	(421,608)	(2,237)
Financial liabilities at fair value through profit or loss
Gain (loss) on valuation	(7,394)	(3,221)	26,633
Gain on disposal	4,788	—	(1,810)
Interest expense[1]	(44)	—	—
Gain (loss) on foreign currency transactions[4]	(5)	—	—
Derivatives used for hedging
Loss on transactions	—	—	(3,724)
Gain (loss) on valuation	11,503	9,337	(13,603)
Other comprehensive income (loss) for the year[2]	7,557	(871)	(10,000)
Reclassified to profit or loss from other comprehensive income for the year[2,3]	(8,764)	(9,386)	9,684
Lease liabilities
Interest expense[1]	(52,035)	(47,556)	(45,839)
Total	₩ (92,910)	₩ (215,290)	₩ 284,268
1BC Card Co., Ltd., etc., subsidiaries of the Group, recognized interest income and expenses as operating revenue and expenses, respectively. Related interest income recognized as operating revenue is ₩121,639 million (2023: ₩112,973 million, 2024: ₩106,005 million) and related interest expense recognized as operating expense is ₩73,318 million (2023: ₩55,677 million, 2024: ₩57,872 million) for the year ended December 31, 2025.
2The amounts directly reflected in equity after adjustments of deferred income tax.
3During the years ended December 31, 2024 and 2025, certain derivatives of the Group were settled and the related gain or loss on valuation of cash flow hedge in other comprehensive income was reclassified to profit or loss for the year.
4BC Card Co., Ltd., a subsidiary of the Group, recognized foreign currency transaction gain and loss and as operating revenue and expense. In relation to this, foreign currency transaction gain and loss recognized as operating revenue and expense amount to foreign exchange gain ₩4,732 million (2023 foreign exchange gain and loss: ₩5,597 million, 2024 foreign exchange gain: ₩10,298 million), respectively, for the year ended December 31, 2025.
5BC Card Co., Ltd., a subsidiary of the Group, recognized dividend income as operating revenue. Related dividend income recognized as operating revenue is ₩3,927 million (2023: ₩1,759 million, 2024: ₩1,701 million) for the year ended December 31, 2025.
6KT Investment Co., Ltd., etc., subsidiaries of the Group, recognized gain and loss on valuation of financial instruments measured at fair value through profit or loss as operating income and expenses. In relation to this, valuation gain and loss recognized as operating revenue and expense amount to valuation loss ₩450 million (2023 valuation loss: ₩11,112 million, 2024 valuation loss: ₩576 million), for the year ended December 31, 2025.
7BC Card Co., Ltd., a subsidiary of the Group, recognized gain and loss on valuation of derivatives as operating income and expenses. Related valuation gain recognized as operating revenue and expense is ₩57 million(2023 valuation gain: ₩48 million) for the year ended December 31, 2024.
8KT Cloud Co., Ltd., a subsidiary of the Group, recognized gain on valuation as convertible preferred stock of ₩335,399 million (2024 valuation gain: ₩317,178 million, 2023 valuation gain: ₩311,312 million) for the year ended December 31, 2025.